Trade and other receivables (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Customers
Total current	$ 24,141,135	$ 33,310,642
Non-current
Total non-current	30,289,298	29,781,088
Cost
Current
Fuel Price stabilization fund	12,057,921	20,505,603
Customers
Foreign	4,210,481	4,220,537
Domestic	2,870,405	3,087,463
Concessions	3,931,662	4,054,429
Accounts receivable from employees	108,067	106,022
Related parties	81,843	123,058
Industrial services	45,175	40,729
Other	980,689	1,329,565
Total current	24,286,243	33,467,406
Non-current
Concessions	26,623,302	26,323,424
Accounts receivable from employees	624,892	565,914
Foreign	186,798	150,033
Domestic	76,165	75,419
Related parties	230,980	143,238
Other	3,192,273	3,180,581
Total non-current	30,934,410	30,438,609
Accumulated impairment
Customers
Total current	(145,108)	(156,764)
Non-current
Total non-current	$ (645,112)	$ (657,521)